FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Strengthening in the relevant foreign currency against the Canadian dollar (in percent)	5.00%
Net income	$ 322.7	$ 415.0
Other comprehensive income	22.8	191.8
USD | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	3.7	2.1
Other comprehensive income	(16.6)	(10.5)
EUR | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	0.0	0.6
Other comprehensive income	$ (6.2)	$ (1.1)